Other Gains and Losses	12 Months Ended
Dec. 31, 2023
Disclosure of Other Gains and Losses [Abstract]
Other Gains and Losses
9.
OTHER GAINS AND LOSSES

	Years ended December 31,
	2021	2022	2023
Exchange gains (losses), net	$36	$(829)	$1,191

The Company primarily operates in the U.S., PRC, and Australia, with most of the transactions settled in the U.S. dollar. The Company's presentation and functional currency is the U.S. dollar. Certain bank balances, deposits and other payables are denominated in Renminbi and Australian dollar, which exposes the Company to foreign currency risk. The Company incurs portions of its expenses in currencies other than the U.S. dollar, in particular, the Renminbi and Australian dollar. As a result, the Company is exposed to foreign currency exchange risk as our results of operations and cash flows are subject to fluctuations in foreign currency exchange rates. Realized and unrealized gains and losses are shown in the table above.

The Company has not entered into any derivative contracts to hedge against its exposure to currency risk during the three years ended December 31, 2021, 2022 or 2023. However, Management monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise.